Property, Plant and Equipment, Net - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 MXN ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment in the property plan and equipment	$ 1,098